Note 32 - Additional information - Condensed financial statements of the Company (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries (in Dollars)	$ 44.5	$ 40.2
Restricted Net Assets, Percentage of Consolidated Net Assets	29.00%	26.00%
Percentage of Subsidiaries' and VIEs' Profit Or Loss Included as "Equity In Profit (Loss) of Subsidiaries and VIEs, Net"	100.00%